Organization and Description of Business (Tables)	12 Months Ended
Dec. 31, 2012
Fund I as related party
Organization and Description of Business
Schedule of net assets conveyed by Fund I to the Partnership prior to closing of IPO

The following table presents the net assets conveyed by Fund I to the Partnership immediately prior to the closing of IPO including the debt assumption (in thousands):

Property and equipment, net	$400,056
Derivative instruments	36,705
Total assets	$436,761

Long-term debt	$27,251
Derivative instruments	476
Asset retirement obligations	22,673
Total liabilities	$50,400

Net assets	$386,361

Fund I as related party | Acquisition of the Transferred Properties from Fund I
Organization and Description of Business
Net assets conveyed by the entity under common control in acquisition

The following table presents the net assets conveyed by Fund I to us in the Transaction (in thousands):

Property and equipment, net	$60,365

Asset retirement obligations and other liabilities	(1,043)

Net assets	$59,322

Fund I as related party | Acquisition of oil and natural gas properties located in the mid-continent region in Oklahoma
Organization and Description of Business
Net assets conveyed by the entity under common control in acquisition

The following table presents the net assets conveyed by Fund I to us in the January 2013 Acquisition (in thousands):

Property and equipment, net	$23,998
Oil and natural gas commodity hedge contracts	1,742
Asset retirement obligations and other liabilities	(1,067)
Net assets	$24,673

Fund II as related party | Acquisition of oil and natural gas properties located in the mid-continent region in Oklahoma
Organization and Description of Business
Net assets conveyed by the entity under common control in acquisition

The following table presents the net assets conveyed by Fund II to us in the April 2013 Acquisition (in thousands):

Property and equipment, net	$36,586
Oil and natural gas commodity hedge contracts	386
Asset retirement obligations and other liabilities	(990)
Net assets	$35,982